Form N-1A Supplement	Aug. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated May 22, 2026
to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”) for the
iShares ESG Advanced MSCI USA ETF (USXF) and
iShares ESG Advanced MSCI EAFE ETF (DMXF)
(each a “Fund”)
The following changes to each Fund’s Prospectus, Summary Prospectus and SAI will take effect on June 1, 2026:
1.	The following shall be added to the end of the fourth paragraph of the section of the Prospectus and Summary Prospectus for each Fund entitled “Principal Investment Strategies”:
At each quarterly review, the maximum weight of any issuer in the Underlying Index is capped at such issuer’s weight in the Parent Index plus 5%. The excess weight of the capped issuers is distributed among the remaining constituents in proportion to their existing weights in the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG Advanced MSCI EAFE ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated May 22, 2026
to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”) for the
iShares ESG Advanced MSCI EAFE ETF (DMXF)
(each a “Fund”)
The following changes to each Fund’s Prospectus, Summary Prospectus and SAI will take effect on June 1, 2026:
1.	The following shall be added to the end of the fourth paragraph of the section of the Prospectus and Summary Prospectus for each Fund entitled “Principal Investment Strategies”:
At each quarterly review, the maximum weight of any issuer in the Underlying Index is capped at such issuer’s weight in the Parent Index plus 5%. The excess weight of the capped issuers is distributed among the remaining constituents in proportion to their existing weights in the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG Advanced MSCI USA ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated May 22, 2026
to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”) for the
iShares ESG Advanced MSCI USA ETF (USXF) and
(each a “Fund”)
The following changes to each Fund’s Prospectus, Summary Prospectus and SAI will take effect on June 1, 2026:
1.	The following shall be added to the end of the fourth paragraph of the section of the Prospectus and Summary Prospectus for each Fund entitled “Principal Investment Strategies”:
At each quarterly review, the maximum weight of any issuer in the Underlying Index is capped at such issuer’s weight in the Parent Index plus 5%. The excess weight of the capped issuers is distributed among the remaining constituents in proportion to their existing weights in the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.